CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
Summary of cash and cash equivalent balance

	At December 31	At December 31
(in thousands)	2025	2024

Cash	$11,620	$1,113
Cash in MLJV and MWJV	1,970	2,969
Cash equivalents	452,328	104,436
	$465,918	$108,518